Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Short-Term Bond Fund

May 31, 2019

ZSB-QTLY-0719
1.9881600.102

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 40.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 3.6% 2/17/23	$18,000	$18,463
Verizon Communications, Inc.:
2.946% 3/15/22	8,000	8,105
3.125% 3/16/22	20,000	20,343
		46,911
Media - 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	25,000	25,185
4.464% 7/23/22	25,000	25,917
Comcast Corp.:
3.45% 10/1/21	10,000	10,213
5.15% 3/1/20	50,000	50,949
Discovery Communications LLC 3 month U.S. LIBOR + 0.710% 3.3426% 9/20/19 (a)(b)	8,000	8,012
		120,276

TOTAL COMMUNICATION SERVICES		167,187

CONSUMER DISCRETIONARY - 1.6%
Automobiles - 1.4%
BMW U.S. Capital LLC 3.45% 4/12/23 (c)	25,000	25,569
General Motors Financial Co., Inc.:
2.65% 4/13/20	7,000	6,994
3.15% 1/15/20	50,000	50,078
		82,641
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	9,000	9,044
Household Durables - 0.1%
D.R. Horton, Inc. 2.55% 12/1/20	7,000	6,966

TOTAL CONSUMER DISCRETIONARY		98,651

CONSUMER STAPLES - 2.9%
Beverages - 1.1%
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 3.218% 11/15/21 (a)(b)	15,000	15,002
PepsiCo, Inc. 1.35% 10/4/19	50,000	49,804
		64,806
Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (c)	10,000	9,978
Food Products - 0.4%
Conagra Brands, Inc. 3.8% 10/22/21	10,000	10,227
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 3.141% 4/16/21 (a)(b)	10,000	10,000
3.2% 4/16/21	2,000	2,022
		22,249
Tobacco - 1.3%
Altria Group, Inc.:
3.49% 2/14/22	5,000	5,091
4.75% 5/5/21	10,000	10,379
BAT Capital Corp. 2.297% 8/14/20	50,000	49,760
Philip Morris International, Inc.:
2.625% 2/18/22	4,000	4,014
2.875% 5/1/24	10,000	10,044
		79,288

TOTAL CONSUMER STAPLES		176,321

ENERGY - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Anadarko Petroleum Corp. 4.85% 3/15/21	10,000	10,329
Cenovus Energy, Inc. 3% 8/15/22	10,000	9,955
Devon Energy Corp. 3.25% 5/15/22	26,000	26,325
Energy Transfer Partners LP:
3.6% 2/1/23	7,000	7,076
4.2% 9/15/23	4,000	4,135
Enterprise Products Operating LP 2.55% 10/15/19	50,000	49,944
EOG Resources, Inc. 2.45% 4/1/20	10,000	9,988
EQT Corp. 2.5% 10/1/20	5,000	4,974
Kinder Morgan Energy Partners LP 3.5% 9/1/23	7,000	7,129
MPLX LP 4.5% 7/15/23	2,000	2,099
Petroleos Mexicanos 4.875% 1/24/22	20,000	20,278
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	9,000	9,142
Schlumberger Investment SA 3.3% 9/14/21 (c)	25,000	25,365
Sunoco Logistics Partner Operations LP 5.5% 2/15/20	7,000	7,120
TransCanada PipeLines Ltd. 2.125% 11/15/19	10,000	9,973
Western Gas Partners LP 5.375% 6/1/21	19,000	19,580
Williams Partners LP 3.6% 3/15/22	28,000	28,478
		251,890
FINANCIALS - 16.7%
Banks - 7.9%
Bank of America Corp. 3.004% 12/20/23 (a)	100,000	100,611
Bank of Nova Scotia 2.35% 10/21/20	50,000	49,963
Citigroup, Inc. 2.4% 2/18/20	75,000	74,899
JPMorgan Chase & Co.:
3.207% 4/1/23 (a)	100,000	101,151
3.514% 6/18/22 (a)	12,000	12,193
Mitsubishi UFJ Financial Group, Inc. 3.535% 7/26/21	50,000	50,963
Regions Financial Corp. 2.75% 8/14/22	10,000	10,019
Royal Bank of Canada 2.15% 10/26/20	10,000	9,961
Santander Holdings U.S.A., Inc. 4.45% 12/3/21	10,000	10,336
SunTrust Bank 2.25% 1/31/20	9,000	8,976
Westpac Banking Corp. 2.15% 3/6/20	50,000	49,863
		478,935
Capital Markets - 3.7%
Cboe Global Markets, Inc. 1.95% 6/28/19	9,000	8,995
Deutsche Bank AG 2.7% 7/13/20	20,000	19,801
Goldman Sachs Group, Inc. 2.876% 10/31/22 (a)	75,000	74,919
Moody's Corp. 3.25% 6/7/21	6,000	6,085
Morgan Stanley 2.65% 1/27/20	100,000	99,990
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 3.009% 11/1/21 (a)(b)	10,000	10,023
		219,813
Consumer Finance - 2.6%
American Express Co. 2.75% 5/20/22	10,000	10,039
American Express Credit Corp. 2.2% 3/3/20	50,000	49,914
Aviation Capital Group LLC 3 month U.S. LIBOR + 0.950% 3.5761% 6/1/21 (a)(b)(c)	10,000	10,031
Capital One Financial Corp. 2.5% 5/12/20	20,000	19,963
John Deere Capital Corp. 3.125% 9/10/21	50,000	50,724
Synchrony Financial:
3% 8/15/19	2,000	2,000
4.375% 3/19/24	14,000	14,393
		157,064
Diversified Financial Services - 0.6%
AIG Global Funding 3.35% 6/25/21 (c)	10,000	10,131
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (c)	2,000	2,002
AXA Equitable Holdings, Inc. 3.9% 4/20/23	2,000	2,072
Brixmor Operating Partnership LP 3.875% 8/15/22	13,000	13,290
Cigna Corp. 3 month U.S. LIBOR + 0.650% 3.2646% 9/17/21 (a)(b)(c)	10,000	10,003
		37,498
Insurance - 1.9%
American International Group, Inc. 2.3% 7/16/19	50,000	49,991
Marsh & McLennan Companies, Inc.:
2.75% 1/30/22	7,000	7,020
3.5% 12/29/20	7,000	7,103
Prudential Financial, Inc. 2.35% 8/15/19	50,000	49,968
		114,082

TOTAL FINANCIALS		1,007,392

HEALTH CARE - 4.8%
Biotechnology - 0.2%
AbbVie, Inc. 2.5% 5/14/20	10,000	9,985
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories 2.9% 11/30/21	10,000	10,098
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 3.476% 12/29/20 (a)(b)	9,000	9,002
2.404% 6/5/20	20,000	19,927
Boston Scientific Corp. 3.45% 3/1/24	5,000	5,118
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 3.3753% 3/19/21 (a)(b)	8,000	7,989
		52,134
Health Care Providers & Services - 2.1%
Cigna Corp. 3.4% 9/17/21 (c)	10,000	10,140
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 3.3206% 3/9/21 (a)(b)	10,000	10,040
2.8% 7/20/20	25,000	25,032
3.35% 3/9/21	58,000	58,585
Express Scripts Holding Co.:
2.6% 11/30/20	2,000	1,995
4.75% 11/15/21	4,000	4,193
Humana, Inc. 2.5% 12/15/20	10,000	9,962
WellPoint, Inc. 3.125% 5/15/22	10,000	10,112
		130,059
Pharmaceuticals - 1.6%
Actavis Funding SCS 3% 3/12/20	25,000	25,028
Bristol-Myers Squibb Co.:
2.55% 5/14/21 (c)	20,000	20,099
2.6% 5/16/22 (c)	10,000	10,071
GlaxoSmithKline Capital PLC 3.125% 5/14/21	20,000	20,250
Mylan NV 2.5% 6/7/19	13,000	12,999
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	10,000	9,227
		97,674

TOTAL HEALTH CARE		289,852

INDUSTRIALS - 2.0%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. 2.08% 10/15/20	10,000	9,930
United Technologies Corp. 3.35% 8/16/21	3,000	3,053
		12,983
Airlines - 0.3%
Delta Air Lines, Inc.:
2.875% 3/13/20	10,000	9,996
3.4% 4/19/21	9,000	9,089
		19,085
Commercial Services & Supplies - 0.2%
Waste Management, Inc. 2.95% 6/15/24	12,000	12,157
Machinery - 0.5%
Caterpillar Financial Services Corp. 2.65% 5/17/21	16,000	16,073
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.050% 3.9109% 9/15/21 (a)(b)	13,000	13,000
		29,073
Trading Companies & Distributors - 0.8%
Air Lease Corp.:
2.125% 1/15/20	5,000	4,979
2.5% 3/1/21	6,000	5,979
3.5% 1/15/22	10,000	10,151
International Lease Finance Corp. 5.875% 8/15/22	25,000	27,038
		48,147

TOTAL INDUSTRIALS		121,445

INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.5%
Amphenol Corp. 2.2% 4/1/20	16,000	15,951
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (c)	3,000	3,189
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 3.0485% 6/5/20 (a)(b)	10,000	10,016
		29,156
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. 2.85% 3/12/20	8,000	8,011

TOTAL INFORMATION TECHNOLOGY		37,167

MATERIALS - 0.2%
Chemicals - 0.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (c)	6,000	6,146
The Mosaic Co. 3.25% 11/15/22	5,000	5,055
		11,201
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Digital Realty Trust LP 3.4% 10/1/20	7,000	7,069
UTILITIES - 4.4%
Electric Utilities - 1.8%
American Electric Power Co., Inc. 2.15% 11/13/20	6,000	5,964
Edison International 2.125% 4/15/20	30,000	29,714
Eversource Energy 2.5% 3/15/21	9,000	8,987
Exelon Corp. 3.497% 6/1/22 (a)	20,000	20,367
Florida Power & Light Co. 3 month U.S. LIBOR + 0.400% 2.9651% 5/6/22 (a)(b)	13,000	13,004
ITC Holdings Corp. 2.7% 11/15/22	6,000	5,984
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 3.2588% 3/27/20 (a)(b)	3,000	2,998
NextEra Energy Capital Holdings, Inc. 2.9% 4/1/22	20,000	20,160
		107,178
Multi-Utilities - 2.6%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	10,000	9,987
Dominion Resources, Inc. 1.6% 8/15/19	50,000	49,881
NiSource Finance Corp. 2.65% 11/17/22	10,000	9,939
NiSource, Inc. 3.65% 6/15/23	4,000	4,126
Sempra Energy 2.4% 2/1/20	25,000	24,940
WEC Energy Group, Inc. 3.375% 6/15/21	10,000	10,149
Wisconsin Energy Corp. 2.45% 6/15/20	50,000	49,890
		158,912

TOTAL UTILITIES		266,090

TOTAL NONCONVERTIBLE BONDS
(Cost $2,420,357)		2,434,265

U.S. Treasury Obligations - 41.1%
U.S. Treasury Notes:
1.5% 1/31/22	$537,000	$531,378
1.625% 7/31/20	150,000	149,045
1.75% 11/30/21	675,000	672,284
1.875% 9/30/22	100,000	99,953
2.125% 12/31/22	120,000	120,923
2.5% 12/31/20	744,000	749,380
2.625% 6/30/23	150,000	154,160
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,448,360)		2,477,123

Asset-Backed Securities - 12.2%
Ally Auto Receivables Trust Series 2019-1 Class A3, 2.91% 9/15/23	$10,000	$10,145
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	10,000	10,046
Series 2018-2 Class A, 3.29% 5/15/23	10,000	10,181
American Express Credit Account Master Trust Series 2017-3 Class A, 1.77% 11/15/22	100,000	99,471
Bank of America Credit Card Master Trust:
Series 2017-A1 Class A1, 1.95% 8/15/22	12,000	11,962
Series 2017-A2 Class A2, 1.84% 1/17/23	10,000	9,944
Series 2018-A1 Class A1, 2.7% 7/17/23	10,000	10,055
Series 2018-A2 Class A2, 3% 9/15/23	10,000	10,142
BMW Vehicle Lease Trust Series 2019-1 Class A3, 2.84% 11/22/21	8,000	8,065
Canadian Pacer Auto Receivables Trust:
Series 2018-1A Class A3, 3% 11/19/21 (c)	10,000	10,048
Series 2018-2A Class A3, 3.27% 12/19/22 (c)	9,000	9,154
Series 2019-1A Class A2, 2.78% 3/21/22 (c)	10,000	10,032
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	7,000	6,982
Series 2017-A1 Class A1, 2% 1/17/23	13,000	12,954
Series 2017-A4 Class A4, 1.99% 7/17/23	16,000	15,946
Series 2018-A1 Class A1, 3.01% 2/15/24	8,000	8,111
Series 2019-A1 Class A1, 2.84% 12/15/24	16,000	16,256
Capital One Prime Auto Receivables Trust Series 2019-1 Class A2, 2.58% 4/15/22	25,000	25,065
CarMax Auto Owner Trust:
Series 2017-3 Class A3, 1.97% 4/15/22	5,000	4,984
Series 2017-4 Class A3, 2.11% 10/17/22	5,000	4,988
Series 2018-2 Class A3, 2.98% 1/17/23	6,000	6,068
Series 2018-4 Class A3, 3.36% 9/15/23	7,000	7,178
Series 2019-1 Class A3, 3.05% 3/15/24	10,000	10,184
Citibank Credit Card Issuance Trust Series 2017-A3 Class A3, 1.92% 4/7/22	100,000	99,595
CNH Equipment Trust:
Series 2018-A Class A3, 3.12% 7/17/23	10,000	10,132
Series 2019-B Class A2, 2.55% 9/15/22	25,000	25,050
Fifth Third Auto Trust Series 2017-1 Class A3, 1.8% 2/15/22	4,820	4,801
Ford Credit Auto Owner Trust Series 2018-A Class A3, 3.03% 11/15/22	10,000	10,095
Ford Credit Floorplan Master Owner Trust:
Series 2016-3 Class A1, 1.55% 7/15/21	35,000	34,954
Series 2017-2 Class A1, 2.16% 9/15/22	10,000	9,970
GM Financial Automobile Leasing Trust:
Series 2018-2 Class A3, 3.06% 6/21/21	6,000	6,030
Series 2019-1 Class A3, 2.98% 12/20/21	7,000	7,071
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3, 1.86% 12/16/21 (c)	8,158	8,127
GM Financial Securitized Term Auto Receivables Trust Series 2019-1 Class A3, 2.97% 11/16/23	11,000	11,176
GM Financial Securitized Term Automobile Recievables Trust 2.32% 7/18/22	5,000	4,999
Honda Auto Receivables Owner Trust:
Series 2017-1 Class A3, 1.72% 7/21/21	5,012	4,992
Series 2019-2 Class A2, 2.57% 12/21/21	25,000	25,056
Hyundai Auto Receivables Trust Series 2018-A Class A3, 2.79% 7/15/22	7,000	7,043
Mercedes-Benz Auto Lease Trust:
Series 2018-A Class A3, 2.41% 2/16/21	9,000	8,997
Series 2019-A Class A3, 3.1% 11/15/21	7,000	7,068
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 3.0598% 9/25/23 (a)(b)(c)	11,000	11,022
Nissan Auto Receivables Owner Trust Series 2016-B Class A3, 1.32% 1/15/21	14,628	14,578
Santander Retail Auto Lease Trust:
Series 2018-A Class A3, 2.93% 5/20/21 (c)	9,000	9,039
Series 2019-A Class A2, 2.72% 1/20/22 (c)	25,000	25,110
Securitized Term Auto Receivables Trust:
Series 2017-1A Class A3, 1.89% 8/25/20 (c)	2,059	2,055
Series 2017-2A Class A3, 2.04% 4/26/21 (c)	5,407	5,390
Tesla Auto Lease Trust Series 2018-A Class A, 2.32% 12/20/19 (c)	2,044	2,042
Toyota Auto Receivables Owner Trust Series 2018-B Class A3, 2.96% 9/15/22	10,000	10,095
USAA Auto Owner Trust Series 2017-1 Class A3, 1.7% 5/17/21	1,926	1,921
Volvo Financial Equipment LLC Series 2019-1A Class A3, 3% 3/15/23 (c)	10,000	10,135
World Omni Auto Receivables Trust Series 2016-B Class A3, 1.3% 2/15/22	24,833	24,675
World Omni Automobile Lease Securitization Trust Series 2019-A Class A3, 2.94% 5/16/22	6,000	6,077
TOTAL ASSET-BACKED SECURITIES
(Cost $733,435)		735,256

Commercial Mortgage Securities - 2.8%
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	9,299	9,531
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-GC36 Class AAB, 3.368% 2/10/49	10,000	10,327
Series 2017-P7 Class A1, 2.008% 4/14/50	34,380	34,189
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	9,711	9,859
Series 2014-CR18 Class ASB, 3.452% 7/15/47	12,000	12,272
Series 2013-LC6 Class ASB, 2.478% 1/10/46	7,306	7,312
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 3.1896% 7/15/32 (a)(b)(c)	10,000	9,982
GS Mortgage Securities Trust:
sequential payer Series 2012-GC6 Class A3, 3.482% 1/10/45	9,962	10,162
Series 2017-GS8 Class A1, 2.222% 11/10/50	8,707	8,668
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	9,871	9,863
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	38,588	38,834
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C20 Class ASB, 3.638% 5/15/47	10,000	10,264
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $172,343)		171,263

Municipal Securities - 0.3%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $15,000)	15,000	15,060

Bank Notes - 0.3%
SunTrust Bank:
2.8% 5/17/22	$10,000	$10,026
3.502% 8/2/22 (a)	9,000	9,164
TOTAL BANK NOTES
(Cost $18,995)		19,190
	Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund 2.41% (d)
(Cost $138,822)	138,794	138,822
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $5,947,312)		5,990,979
NET OTHER ASSETS (LIABILITIES) - 0.7%		42,276
NET ASSETS - 100%		$6,033,255

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $254,860 or 4.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,327
Total	$2,327

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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